Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit/(loss) for the year		£ 1,283	£ 1,725	£ (553)
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income		144	439	(1,886)
– fair value gains/(losses)		197	495	(2,631)
– fair value (gains)/losses transferred to the income statement on disposal		(28)	93	59
– expected credit losses/(recoveries) recognised in the income statement		1	(2)	6
– income taxes		(26)	(147)	680
Cash flow hedges		103	663	(943)
– fair value (losses)/gains		(396)	614	(1,418)
– fair value losses reclassified to the income statement		538	301	127
– income taxes		(39)	(252)	348
Finance (expenses)/income from insurance contracts		(108)	(298)	1,408
– before income taxes		(146)	(402)	1,898
– income taxes		38	104	(490)
Exchange differences		(491)	(302)	672
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability		(2)	(2)	38
– before income taxes		(6)	(20)	56
– income taxes		4	18	(18)
Equity instruments designated at fair value through other comprehensive income		(2)	(1)	0
– fair value gains/(losses)		13	(1)	0
– income taxes		(15)	0	0
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[1]	(40)	(132)	329
– fair value (losses)/gains		(55)	(179)	462
– income taxes		15	47	(133)
Other comprehensive (expense)/income (net of tax)		(396)	367	(382)
Total comprehensive income/(expense) for the year		887	2,092	(935)
Attributable to:
– shareholders of the parent company		863	2,070	(947)
– non-controlling interests		£ 24	£ 22	£ 12

[1]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £70m (2023: gain of £151m and 2022: gain of £292m)